CAPITAL STOCK	12 Months Ended
Dec. 29, 2012
CAPITAL STOCK

NOTE L – CAPITAL STOCK

Preferred Stock

As of December 29, 2012, there were 1,000,000 shares of $0.01 par value preferred stock authorized of which 540,000 remain undesignated. In June 2009, 360,000 shares were designated to the Redeemable Preferred Stock, of which 350,000 shares were issued and are outstanding. In October 2012, 100,000 shares were designated to Series C Junior Participating Preferred Stock discussed in the Rights Agreement section below.

Treasury Stock

At December 29, 2012, there were 5.9 million treasury shares held. Additional common stock repurchases are currently prohibited under the Facility and, in certain circumstances, require prior approval under the Preferred Stock agreements.

Rights Agreement

In October 2012, Company entered into a stockholder rights plan (the “Rights Agreement”). Pursuant to the Rights Agreement, the Board of Directors declared a dividend distribution of one Right (a “Right”) for each outstanding share of the Company’s common stock, par value $0.01 per share to shareholders of record at the close of business on November 9, 2012, which date will be the record date, and for each share of common stock issued (including shares distributed from Treasury) by the Company thereafter and prior to the Distribution Date (as described below). Each Right entitles the registered holder, subject to the terms of the Rights Agreement, to purchase from the Company one five-thousandth of a share of Series C Junior Participating Preferred Stock, $0.01 par value per share (the “Series C Preferred Stock”), at a purchase price of $11.50 per one five-thousandth of a share of Series C Preferred Stock, subject to adjustment.

Initially, no separate rights certificates will be distributed and instead the Rights will attach to all certificates representing shares of outstanding common stock. The Rights will separate from the common stock on the distribution date (the “Distribution Date”), which will occur on the earlier of (i) ten Business Days following a public announcement that a person or group of affiliated or associated persons has become an “Acquiring Person,” or (ii) ten Business Days (or such later date as may be determined by the Board of Directors prior to such time as any person becomes an Acquiring Person) following the commencement of a tender offer or exchange offer that would result in a person or group of affiliated and associated persons beneficially owning 15% or more of the shares of common stock then outstanding.